INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash Flows from Operating Activities:
Net loss	$ (65,974)	$ (58,346)
Adjustments required to reconcile net loss to net cash used in Operating Activities:
Depreciation and amortization	2,954	4,192
Remeasurement of warrants liability	(245)	(789)
Change in accrued interest on bank deposits	455	(245)
Change in marketable securities	(237)	707
Share-based compensation	10,443	9,165
Foreign exchange loss, net	65	1,220
Change in prepaid expenses and other assets	1,014	(3,186)
Change in trade receivables, net	(620)	(562)
Change in inventory	(348)	(395)
Changes in operating lease assets and liabilities, net	202	(430)
Change in trade payables	(134)	60
Change in accrued expenses and other liabilities	110	(1,185)
Change in employees and payroll accruals	686	(558)
Change in advances from customers and deferred revenues	197	243
Net cash used in operating activities	(51,432)	(50,109)
Cash flows from investing activities:
Purchase of property and equipment	(5,136)	(5,026)
Investment in bank deposits	(62,000)	(50,000)
Withdrawal of bank deposits	79,500	135,000
Increase in restricted deposits	(40)	(2,580)
Investment in marketable securities	(23,004)	(17,664)
Proceeds from sales and maturities of marketable securities	40,285	17,664
Net cash provided by investing activities	29,605	77,394
Cash flows from financing activities:
Proceeds from exercise of options	227	293
Net cash provided by financing activities	227	293
Effect of exchange rate changes on cash, cash equivalents and restricted cash	29	(1,122)
Increase (decrease) in cash, cash equivalents and restricted cash	(21,571)	26,456
Cash, cash equivalents and restricted cash at the beginning of the period	55,954	24,541
Cash, cash equivalents and restricted cash at the end of the period	34,383	50,997
Cash paid during the period for:
Income taxes	255	48
Non-cash transactions:
Purchase of property and equipment	564	7,582
Reclassification of warrants liability to equity	8	15
Exercise of options	5	19
Right-of-use assets recognized with corresponding lease liabilities	749	29,267
Cash, cash equivalents and restricted cash at the end of the period:
Cash and cash equivalents	34,331	50,279
Short-term restricted cash	52	718
Cash, cash equivalents and restricted cash at end of the year	$ 34,383	$ 50,997